UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 90.8%
	Banks - 1.7%
794,133	Bank of America Corp.	$10,736,678
187,497	JP Morgan Chase & Co.	11,103,572

		21,840,250

	Capital Goods - 6.6%
380,217	AerCap Holdings N.V.*	14,737,211
188,357	Danaher Corp.	17,867,545
316,834	Fastenal Co.	15,524,866
228,249	Fortune Brands Home & Security, Inc.	12,791,074
210,962	Middleby Corp.*	22,524,413

		83,445,109

	Commercial & Professional Services - 1.1%
18,785	Klarna Holding AB*(1)(2)(3)	2,005,227
96,196	Stericycle, Inc.*	12,138,973

		14,144,200

	Consumer Durables & Apparel - 2.8%
182,424	Harman International Industries, Inc.	16,243,033
5,584,430	Samsonite International S.A.	18,705,375

		34,948,408

	Consumer Services - 3.9%
556,740	Diamond Resorts International, Inc.*	13,528,782
98,693	Panera Bread Co. Class A*	20,215,287
198,858	Wyndham Worldwide Corp.	15,198,717

		48,942,786

	Diversified Financials - 2.2%
621,393	Double Eagle Acquisition Corp.*	6,213,930
304,040	Invesco Ltd.	9,355,311
121,800	McGraw Hill Financial, Inc.	12,055,764

		27,625,005

	Energy - 2.8%
81,325	Concho Resources, Inc.*	8,217,078
104,868	Diamondback Energy, Inc.*	8,093,712
318,810	Newfield Exploration Co.*	10,600,433
63,265	Pioneer Natural Resources Co.	8,903,916

		35,815,139

	Food, Beverage & Tobacco - 3.2%
120,866	Molson Coors Brewing Co. Class B	11,624,892
151,071	Monster Beverage Corp.*	20,149,850
941,602	Nomad Foods Ltd.*	8,483,834

		40,258,576

	Health Care Equipment & Services - 7.3%
116,375	athenahealth, Inc.*	16,150,523
94,182	Becton Dickinson and Co.	14,298,711
206,017	Cerner Corp.*	10,910,660
294,699	DexCom, Inc.*	20,013,009
563,172	Hologic, Inc.*	19,429,434
19,406	Intuitive Surgical, Inc.*	11,663,976

		92,466,313

	Insurance - 1.0%
235,349	American International Group, Inc.	12,720,613

	Materials - 1.0%
1,453,333	Platform Specialty Products Corp.*	12,498,664

	Pharmaceuticals, Biotechnology & Life Sciences - 12.1%
48,530	Allergan plc*	13,007,496
737,146	Bristol-Myers Squibb Co.	47,088,887
100,336	Celgene Corp.*	10,042,630
175,280	Eisai Co., Ltd.	10,538,134

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

28,222	Illumina, Inc.*	$4,575,068
67,012	Incyte Corp.*	4,856,360
234,258	Merck & Co., Inc.	12,394,591
373,443	Mylan N.V.*	17,309,083
321,500	Ono Pharmaceutical Co., Ltd.	13,600,296
52,550	Regeneron Pharmaceuticals, Inc.*	18,941,122

		152,353,667

	Real Estate - 2.8%
173,540	American Tower Corp. REIT	17,765,290
46,860	Equinix, Inc. REIT	15,497,071
29,318	WeWork Companies, Inc. Class A, REIT(1)(2)(3)	1,471,536

		34,733,897

	Retailing - 10.1%
47,659	Advance Auto Parts, Inc.	7,641,644
87,971	Amazon.com, Inc.*	52,223,105
112,649	Expedia, Inc.	12,145,815
43,732	Honest Co.(1)(2)(3)	2,007,299
41,578	JAND, Inc. Class A(1)(2)(3)	462,347
165,353	Lowe’s Cos., Inc.	12,525,490
27,503	Priceline Group, Inc.*	35,450,267
94,537	Tory Burch LLC*(1)(2)(3)	4,976,422

		127,432,389

	Semiconductors & Semiconductor Equipment - 0.8%
118,310	NXP Semiconductors N.V.*	9,591,392

	Software & Services - 28.3%
182,744	Akamai Technologies, Inc.*	10,155,084
254,205	Alibaba Group Holding Ltd. ADR*	20,089,821
38,437	Alphabet, Inc. Class A*	29,323,587
60,438	Alphabet, Inc. Class C*	45,023,288
94,540	CoStar Group, Inc.*	17,789,592
429,064	Facebook, Inc. Class A*	48,956,203
52,881	FleetCor Technologies, Inc.*	7,866,049
226,381	Global Payments, Inc.	14,782,679
463,766	Mobileye N.V.*	17,293,834
177,588	Salesforce.com, Inc.*	13,111,322
425,236	ServiceNow, Inc.*	26,015,939
403,202	Splunk, Inc.*	19,728,674
353,889	SS&C Technologies Holdings, Inc.	22,443,640
765,700	Tencent Holdings Ltd.	15,654,245
452,635	Workday, Inc. Class A*	34,780,473
108,532	Zillow Group, Inc. Class A*	2,772,993
427,714	Zillow Group, Inc. Class C*	10,149,653

		355,937,076

	Technology Hardware & Equipment - 1.0%
126,957	Arista Networks, Inc.*	8,010,987
26,250	Pure Storage, Inc. Class A*	359,362
268,363	Pure Storage, Inc. Class B*(1)(2)(3)	3,665,725

		12,036,074

	Transportation - 2.1%
96,761	FedEx Corp.	15,744,950
131,556	Kansas City Southern	11,241,460

		26,986,410

	Total Common Stocks (cost $1,081,784,186)	1,143,775,968

Corporate Bonds - 0.1%
	Internet - 0.1%
	DraftKings, Inc.
$705,896	5.00%, 12/23/2016(1)(2)(3)	705,896

	Total Corporate Bonds (cost $705,896)	705,896

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Preferred Stocks - 8.2%
	Capital Goods - 0.6%
1,458,400	Lithium Technology Corp.*(1)(2)(3)	$7,189,912

	Consumer Services - 0.1%
874,073	DraftKings, Inc.(1)(2)(3)	1,774,368

	Real Estate - 1.3%
879,569	Redfin Corp. Series G(1)(2)(3)	2,893,782
145,709	WeWork Companies, Inc. Class D-1(1)(2)(3)	7,313,463
114,486	WeWork Companies, Inc. Class D-2(1)(2)(3)	5,746,310

		15,953,555

	Retailing - 0.5%
160,575	Forward Ventures, Inc.(1)(2)(3)	5,848,142
92,843	JAND, Inc. Series D(1)(2)(3)	1,032,414

		6,880,556

	Software & Services - 5.5%
535,139	Birst, Inc. Series F(1)(2)(3)	2,199,421
1,871,878	Essence Group Holdings Corp.(1)(2)(3)	3,126,036
236,310	ForeScout Technologies, Inc.(1)(2)(3)	2,523,862
50,806	General Assembly Space, Inc.(1)(2)(3)	2,241,500
287,204	Lookout, Inc. Series F(1)(2)(3)	2,492,931
366,944	MarkLogic Corp. Series F(1)(2)(3)	4,252,881
227,914	Nutanix, Inc.(1)(2)(3)	3,281,962
488,790	Pinterest, Inc. Series G(1)(2)(3)	3,142,920
759,876	Uber Technologies, Inc.(1)(2)(3)	37,060,845
210,735	Veracode, Inc.(1)(2)(3)	4,490,763
1,160,072	Zuora, Inc. Series F(1)(2)(3)	4,095,054

		68,908,175

	Telecommunication Services - 0.2%
7,944	DocuSign, Inc. Series B(1)(2)(3)	129,408
2,379	DocuSign, Inc. Series B-1(1)(2)(3)	38,754
5,708	DocuSign, Inc. Series D(1)(2)(3)	92,983
147,634	DocuSign, Inc. Series E(1)(2)(3)	2,404,958
25,098	DocuSign, Inc. Series F(1)(2)(3)	408,846

		3,074,949

	Total Preferred Stocks (cost $70,181,781)	103,781,515

Convertible Preferred Stocks - 0.4%
	Retailing - 0.4%
102,040	Honest Co. Series C (1)(2)(3)	4,683,636

	Total Convertible Preferred Stocks (cost $2,760,927)	4,683,636

	Total Long-Term Investments (cost $1,155,432,790)	1,252,947,015

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
2,888,414	Federated Prime Obligations Fund	2,888,414

	Total Short-Term Investments (cost $2,888,414)	2,888,414

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Total Investments (cost $1,158,321,204)^	99.7%	$1,255,835,429
Other Assets and Liabilities	0.3%	3,316,798

Total Net Assets	100.0%	$1,259,152,227

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$138,832,920
Unrealized Depreciation	(41,318,695)

Net Unrealized Appreciation	$97,514,225

*	Non-income producing.

(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2016, the aggregate fair value of these securities was $123,759,603, which represents 9.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2015	535,139	Birst, Inc. Series F Preferred	$3,125,693
02/2014	7,944	DocuSign, Inc. Series B Preferred	104,324
02/2014	2,379	DocuSign, Inc. Series B-1 Preferred	31,242
02/2014	5,708	DocuSign, Inc. Series D Preferred	74,960
02/2014	147,634	DocuSign, Inc. Series E Preferred	1,938,789
04/2015	25,098	DocuSign, Inc. Series F Preferred	479,198
12/2015	705,896	DraftKings, Inc.	705,896
12/2014	874,073	DraftKings, Inc. Preferred	1,574,452
05/2014	1,871,878	Essence Group Holdings Corp. Preferred	2,960,001
11/2015	236,310	ForeScout Technologies, Inc. Preferred	2,804,291
11/2014	160,575	Forward Ventures, Inc. Preferred	4,998,894
07/2015	50,806	General Assembly Space, Inc. Preferred	2,490,556
08/2014	43,732	Honest Co.	1,183,270
08/2014	102,040	Honest Co. Series C Convertible Preferred	2,760,927
04/2015	41,578	JAND, Inc. Class A	477,536
04/2015	92,843	JAND, Inc. Series D Preferred	1,066,330
08/2015	18,785	Klarna Holding AB	2,060,349
08/2013	1,458,400	Lithium Technology Corp. Preferred	7,108,242
03/2016	287,204	Lookout, Inc. Series F Preferred	3,280,760
04/2015	366,944	MarkLogic Corp. Series F Preferred	4,261,761
08/2014	227,914	Nutanix, Inc. Preferred	3,053,250
03/2015	488,790	Pinterest, Inc. Series G Preferred	3,509,068
10/2015	268,363	Pure Storage, Inc. Class B	4,220,250
12/2014	879,569	Redfin Corp. Series G Preferred	2,900,554
11/2013	94,537	Tory Burch LLC	7,409,472
06/2014	759,876	Uber Technologies, Inc. Preferred	11,787,994
08/2014	210,735	Veracode, Inc. Preferred	3,891,411
12/2014	29,318	WeWork Companies, Inc. Class A, REIT	488,179

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

12/2014	145,709	WeWork Companies, Inc. Class D-1 Preferred	2,426,224
12/2014	114,486	WeWork Companies, Inc. Class D-2 Preferred	1,906,325
01/2015	1,160,072	Zuora, Inc. Series F Preferred	4,407,462

			$89,487,660

At March 31, 2016, the aggregate value of these securities was $123,759,603, which represents 9.8% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2016, the aggregate value of these securities was $123,759,603, which represents 9.8% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$21,840,250	$21,840,250	$—	$—
Capital Goods	83,445,109	83,445,109	—	—
Commercial & Professional Services	14,144,200	12,138,973	—	2,005,227
Consumer Durables & Apparel	34,948,408	16,243,033	18,705,375	—
Consumer Services	48,942,786	48,942,786	—	—
Diversified Financials	27,625,005	27,625,005	—	—
Energy	35,815,139	35,815,139	—	—
Food, Beverage & Tobacco	40,258,576	40,258,576	—	—
Health Care Equipment & Services	92,466,313	92,466,313	—	—
Insurance	12,720,613	12,720,613	—	—
Materials	12,498,664	12,498,664	—	—
Pharmaceuticals, Biotechnology & Life Sciences	152,353,667	128,215,237	24,138,430	—
Real Estate	34,733,897	33,262,361	—	1,471,536
Retailing	127,432,389	119,986,321	—	7,446,068
Semiconductors & Semiconductor Equipment	9,591,392	9,591,392	—	—
Software & Services	355,937,076	340,282,831	15,654,245	—
Technology Hardware & Equipment	12,036,074	8,370,349	—	3,665,725
Transportation	26,986,410	26,986,410	—	—
Corporate Bonds	705,896	—	—	705,896
Preferred Stocks	103,781,515	—	—	103,781,515
Convertible Preferred Stocks	4,683,636	—	—	4,683,636
Short-Term Investments	2,888,414	2,888,414	—	—

Total	$1,255,835,429	$1,073,577,776	$58,498,050	$123,759,603

(1) For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2016:

	Common Stocks	Preferred Stocks	Corporate Bonds	Convertible Preferred Stocks	Total

Beginning balance	$14,516,321	$106,827,213	$705,896	$4,625,473	$126,674,903
Purchases	-	-	-	-	-
Sales	-	-	-	-	-
Accrued discounts/(premiums)	-	-	-	-	-
Total realized gain/(loss)	-	-	-	-	-
Net change in unrealized appreciation/depreciation	72,235	(3,045,698)	-	58,163	(2,915,300)
Transfers into Level 3(1)	-	-	-	-	-
Transfers out of Level 3(1)	-	-	-	-	-

Ending balance	$14,588,556	$103,781,515	$705,896	$4,683,636	$123,759,603

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2016 was ($2,915,300).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)    Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b)    Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c)    Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.5%
	Automobiles & Components - 2.0%
7,510	Cooper Tire & Rubber Co.	$278,020
24,241	Goodyear Tire & Rubber Co.	799,468
3,800	Lear Corp.	422,446
4,261	Visteon Corp.	339,133

		1,839,067

	Banks - 6.0%
23,200	Banc of California, Inc.	406,000
12,700	Banco Latinoamericano de Comercio Exterior S.A. ADR	307,594
8,463	Berkshire Hills Bancorp, Inc.	227,570
18,400	Customers Bancorp, Inc.*	434,792
21,600	Fidelity Southern Corp.	346,464
45,763	Fifth Third Bancorp	763,784
5,105	First NBC Bank Holding Co.*	105,112
16,500	Flagstar Bancorp, Inc.*	354,090
8,158	Great Western Bancorp, Inc.	222,469
15,349	HomeStreet, Inc.*	319,413
8,740	Huntington Bancshares, Inc.	83,380
3,153	LendingTree, Inc.*	308,300
7,903	MainSource Financial Group, Inc.	166,674
5,300	Opus Bank	180,200
26,198	Popular, Inc.	749,525
21,840	Walker & Dunlop, Inc.*	530,057

		5,505,424

	Capital Goods - 9.0%
4,930	Acuity Brands, Inc.	1,075,430
7,976	AGCO Corp.	396,407
9,300	American Woodmark Corp.*	693,687
4,000	B/E Aerospace, Inc.	184,480
19,007	BWX Technologies, Inc.	637,875
6,236	Comfort Systems USA, Inc.	198,118
9,600	Continental Building Products, Inc.*	178,176
3,290	Dycom Industries, Inc.*	212,764
6,400	Encore Wire Corp.	249,152
16,617	General Cable Corp.	202,894
991	Huntington Ingalls Industries, Inc.	135,708
4,300	Hyster-Yale Materials Handling, Inc.	286,380
10,780	Joy Global, Inc.	173,235
7,100	LB Foster Co. Class A	128,936
7,769	Lennox International, Inc.	1,050,291
3,028	Lydall, Inc.*	98,471
11,706	MasTec, Inc.*	236,929
48,800	Meritor, Inc.*	393,328
12,457	MRC Global, Inc.*	163,685
12,415	Quanta Services, Inc.*	280,082
9,993	Spirit Aerosystems Holdings, Inc. Class A*	453,282
17,387	Taser International, Inc.*	341,307
5,324	Trex Co., Inc.*	255,179
2,600	Universal Forest Products, Inc.	223,132

		8,248,928

	Commercial & Professional Services - 3.6%
6,425	Barrett Business Services, Inc.	184,719
7,700	Deluxe Corp.	481,173
6,100	Essendant, Inc.	194,773
11,664	Herman Miller, Inc.	360,301
1,997	Insperity, Inc.	103,305
12,075	Interface, Inc.	223,870
7,800	Kimball International, Inc. Class B	88,530
13,021	Korn/Ferry International	368,364
7,663	Mistras Group, Inc.*	189,813
6,882	Quad/Graphics, Inc.	89,053
25,700	R.R. Donnelley & Sons Co.	421,480

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

19,100	RPX Corp.*	$215,066
3,400	UniFirst Corp.	371,008

		3,291,455

	Consumer Durables & Apparel - 3.6%
5,497	Carter’s, Inc.	579,274
5,097	CSS Industries, Inc.	142,359
7,786	Helen of Troy Ltd.*	807,330
8,899	Movado Group, Inc.	244,989
23,600	Nautilus, Inc.*	455,952
11,090	Smith & Wesson Holding Corp.*	295,216
4,000	Sturm Ruger & Co., Inc.	273,520
7,639	Tempur Sealy International, Inc.*	464,375

		3,263,015

	Consumer Services - 3.1%
8,500	American Public Education, Inc.*	175,355
6,901	Brinker International, Inc.	317,101
4,984	Capella Education Co.	262,358
9,420	Domino’s Pizza, Inc.	1,242,121
5,521	Grand Canyon Education, Inc.*	235,968
5,708	International Speedway Corp. Class A	210,682
4,540	Strayer Education, Inc.*	221,325
11,679	Weight Watchers International, Inc.*	169,696

		2,834,606

	Diversified Financials - 1.6%
108,941	Apollo Investment Corp.	604,623
6,446	Cash America International, Inc.	249,073
7,878	Green Dot Corp. Class A*	180,958
11,090	Nelnet, Inc. Class A	436,613

		1,471,267

	Energy - 3.5%
8,446	CVR Energy, Inc.	220,441
31,200	DHT Holdings, Inc.	179,712
5,048	Dril-Quip, Inc.*	305,707
16,010	Ensco plc Class A	166,024
16,367	Noble Corp. plc	169,398
17,800	Nordic American Tankers Ltd.	250,802
8,064	Par Pacific Holdings, Inc.*	151,281
33,661	Pioneer Energy Services Corp.*	74,054
3,177	REX American Resources Corp.*	176,228
10,796	Rowan Cos. plc Class A	173,816
15,050	Valero Energy Corp.	965,307
11,504	Western Refining, Inc.	334,651

		3,167,421

	Food, Beverage & Tobacco - 2.2%
16,672	Dean Foods Co.	288,759
1,906	John B Sanfilippo & Son, Inc.	131,686
4,163	National Beverage Corp.*	176,178
31,200	Pilgrim’s Pride Corp.*	792,480
2,928	Sanderson Farms, Inc.	264,047
6,267	Universal Corp.	356,028

		2,009,178

	Health Care Equipment & Services - 3.3%
4,865	ABIOMED, Inc.*	461,250
4,100	Anika Therapeutics, Inc.*	183,352
1,784	Centene Corp.*	109,841
2,100	Chemed Corp.	284,445
11,367	HealthEquity, Inc.*	280,424
3,803	Magellan Health, Inc.*	258,338
7,408	Masimo Corp.*	309,951
2,900	Molina Healthcare, Inc.*	187,021
44,212	Quality Systems, Inc.	673,791

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

10,537	Triple-S Management Corp. Class B*	$261,950

		3,010,363

	Household & Personal Products - 1.0%
5,600	Herbalife Ltd.*	344,736
5,513	Medifast, Inc.	166,437
3,500	Usana Health Sciences, Inc.*	424,970

		936,143

	Insurance - 5.5%
9,688	Ambac Financial Group, Inc.*	153,070
10,318	AmTrust Financial Services, Inc.	267,030
8,807	Aspen Insurance Holdings Ltd.	420,094
6,745	Assurant, Inc.	520,377
8,898	Assured Guaranty Ltd.	225,119
17,400	Endurance Specialty Holdings Ltd.	1,136,916
5,594	Everest Re Group Ltd.	1,104,423
23,936	Greenlight Capital Re Ltd. Class A*	521,566
12,817	Maiden Holdings Ltd.	165,852
5,390	Reinsurance Group of America, Inc.	518,788

		5,033,235

	Materials - 5.4%
4,703	Cabot Corp.	227,296
7,012	Chemtura Corp.*	185,117
9,696	Clearwater Paper Corp.*	470,353
11,800	Domtar Corp.	477,900
10,180	Innospec, Inc.	441,405
26,622	Rayonier Advanced Materials, Inc.	252,909
5,900	Reliance Steel & Aluminum Co.	408,221
13,275	Schnitzer Steel Industries, Inc. Class A	244,791
27,718	Sealed Air Corp.	1,330,741
10,700	Steel Dynamics, Inc.	240,857
7,881	Stepan Co.	435,741
3,330	U.S. Concrete, Inc.*	198,401

		4,913,732

	Media - 0.3%
17,038	MSG Networks, Inc. Class A*	294,587

	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
5,600	Bio-Rad Laboratories, Inc. Class A*	765,632
4,257	BioSpecifics Technologies Corp.*	148,229
10,755	Bruker Corp.	301,140
9,200	Cambrex Corp.*	404,800
17,146	Cytokinetics, Inc.*	120,879
6,477	Emergent Biosolutions, Inc.*	235,439
9,643	FibroGen, Inc.*	205,299
5,292	Five Prime Therapeutics, Inc.*	215,014
61,891	Geron Corp.*	180,722
16,230	ImmunoGen, Inc.*	138,280
4,249	INC Research Holdings, Inc. Class A*	175,101
8,684	Insys Therapeutics, Inc.*	138,857
6,192	Medivation, Inc.*	284,708
8,586	Myriad Genetics, Inc.*	321,374
9,472	NewLink Genetics Corp.*	172,390
2,976	PAREXEL International Corp.*	186,684
98,244	PDL Biopharma, Inc.	327,153
9,269	Prestige Brands Holdings, Inc.*	494,872
11,123	Quintiles Transnational Holdings, Inc.*	724,107
24,900	Sciclone Pharmaceuticals, Inc.*	273,900
16,200	Sucampo Pharmaceuticals, Inc. Class A*	177,066
7,774	Supernus Pharmaceuticals, Inc.*	118,554
6,800	United Therapeutics Corp.*	757,724
32,448	ZIOPHARM Oncology, Inc.*	240,764

		7,108,688

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	Real Estate - 12.1%
14,900	AG Mortgage Investment Trust, Inc. REIT	$194,743
34,920	American Capital Mortgage Investment Corp. REIT	512,626
14,129	Apollo Commercial Real Estate Finance, Inc. REIT	230,303
9,697	ARMOUR Residential, Inc. REIT	208,776
55,800	Brandywine Realty Trust REIT	782,874
12,700	Brixmor Property Group, Inc. REIT	325,374
64,200	Capstead Mortgage Corp. REIT	634,938
18,153	CBL & Associates Properties, Inc. REIT	216,021
19,554	Chimera Investment Corp. REIT	265,739
9,938	Colony Capital, Inc. Class A, REIT	166,660
26,328	CYS Investments, Inc. REIT	214,310
24,173	DDR Corp. REIT	430,038
29,375	Hatteras Financial Corp. REIT	420,062
21,312	Hospitality Properties Trust REIT	566,047
15,317	Invesco Mortgage Capital, Inc. REIT	186,561
4,205	Jones Lang LaSalle, Inc.	493,331
24,624	Ladder Capital Corp. REIT	306,569
50,951	Mack-Cali Realty Corp. REIT	1,197,348
28,370	MFA Financial, Inc. REIT	194,334
31,160	New York Mortgage Trust, Inc. REIT	147,698
15,953	Omega Healthcare Investors, Inc. REIT	563,141
24,120	PennyMac Mortgage Investment Trust REIT	328,997
5,316	Piedmont Office Realty Trust, Inc. Class A, REIT	107,968
28,151	Redwood Trust, Inc. REIT	368,215
25,025	Resource Capital Corp. REIT	281,531
26,297	Select Income REIT	606,146
22,583	Starwood Property Trust, Inc. REIT	427,496
47,300	Two Harbors Investment Corp. REIT	375,562
16,400	Western Asset Mortgage Capital Corp. REIT	164,820
20,673	WP Glimcher, Inc. REIT	196,187

		11,114,415

	Retailing - 5.1%
6,798	Abercrombie & Fitch Co. Class A	214,409
21,824	American Eagle Outfitters, Inc.	363,806
9,600	Big Lots, Inc.	434,784
12,100	Buckle, Inc.	409,827
11,045	Express, Inc.*	236,474
13,690	Foot Locker, Inc.	883,005
11,821	Francescas Holding Corp.*	226,490
5,351	Hibbett Sports, Inc.*	192,101
35,082	JC Penney Co., Inc.*	388,007
5,000	Outerwall, Inc.	184,950
24,900	Overstock.com, Inc.*	358,062
14,200	Select Comfort Corp.*	275,338
16,373	Tile Shop Holdings, Inc.*	244,121
5,398	Wayfair, Inc. Class A*	233,302

		4,644,676

	Semiconductors & Semiconductor Equipment - 1.5%
22,000	Integrated Device Technology, Inc.*	449,680
10,395	MaxLinear, Inc. Class A*	192,307
18,127	Teradyne, Inc.	391,362
10,441	Tessera Technologies, Inc.	323,671

		1,357,020

	Software & Services - 9.7%
14,460	Amdocs Ltd.	873,673
16,227	Aspen Technology, Inc.*	586,281
30,934	Cadence Design Systems, Inc.*	729,424
25,600	Convergys Corp.	710,912
5,190	CSG Systems International, Inc.	234,380
4,600	Ellie Mae, Inc.*	416,944
4,786	Fleetmatics Group plc*	194,838
4,447	Gigamon, Inc.*	137,946
3,919	Global Sources Ltd.*	31,744

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

1,915	Imperva, Inc.*	$96,707
3,700	Luxoft Holding, Inc.*	203,611
10,442	Manhattan Associates, Inc.*	593,837
35,903	Mentor Graphics Corp.	729,908
6,843	NeuStar, Inc. Class A*	168,338
21,000	Nuance Communications, Inc.*	392,490
7,700	Pegasystems, Inc.	195,426
11,642	Rackspace Hosting, Inc.*	251,351
5,600	Sykes Enterprises, Inc.*	169,008
13,913	Synopsys, Inc.*	673,946
11,300	Take-Two Interactive Software, Inc.*	425,671
10,674	Teradata Corp.*	280,086
4,965	Vantiv, Inc. Class A*	267,514
8,742	Web.com Group, Inc.*	173,266
19,074	Wix.com Ltd.*	386,630

		8,923,931

	Technology Hardware & Equipment - 3.7%
7,310	Arista Networks, Inc.*	461,261
10,389	Avnet, Inc.	460,233
18,891	AVX Corp.	237,460
8,103	Benchmark Electronics, Inc.*	186,774
64,735	Brocade Communications Systems, Inc.	684,896
7,391	Insight Enterprises, Inc.*	211,678
4,600	NETGEAR, Inc.*	185,702
12,308	Sanmina Corp.*	287,761
2,082	SYNNEX Corp.	192,772
4,050	Tech Data Corp.*	310,919
6,222	Ubiquiti Networks, Inc.*	207,006

		3,426,462

	Telecommunication Services - 1.7%
3,700	Atlantic Tele-Network, Inc.	280,571
5,764	FairPoint Communications, Inc.*	85,768
18,100	Inteliquent, Inc.	290,505
7,175	Shenandoah Telecommunications Co.	191,931
17,796	Telephone & Data Systems, Inc.	535,482
4,725	United States Cellular Corp.*	215,885

		1,600,142

	Transportation - 2.4%
16,729	Alaska Air Group, Inc.	1,372,112
1,383	Allegiant Travel Co.	246,257
7,225	Hawaiian Holdings, Inc.*	340,948
11,005	JetBlue Airways Corp.*	232,426

		2,191,743

	Utilities - 4.4%
58,048	Atlantic Power Corp.	142,798
34,107	Great Plains Energy, Inc.	1,099,951
6,200	OGE Energy Corp.	177,506
17,495	Pinnacle West Capital Corp.	1,313,350
7,572	Spark Energy, Inc. Class A	136,296
5,953	UGI Corp.	239,846
18,881	Westar Energy, Inc.	936,686

		4,046,433

	Total Common Stocks (cost $84,286,704)	90,231,931

	Total Long-Term Investments (cost $84,286,704)	90,231,931

Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.4%
1,302,128	Federated Prime Obligations Fund	1,302,128

	Total Short-Term Investments (cost $1,302,128)	1,302,128

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Total Investments (cost $85,588,832)^	99.9%	$91,534,059
Other Assets and Liabilities	0.1%	58,614

Total Net Assets	100.0%	$91,592,673

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$12,403,474
Unrealized Depreciation	(6,458,247)

Net Unrealized Appreciation	$5,945,227

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$1,839,067	$1,839,067	$—	$—
Banks	5,505,424	5,505,424	—	—
Capital Goods	8,248,928	8,248,928	—	—
Commercial & Professional Services	3,291,455	3,291,455	—	—
Consumer Durables & Apparel	3,263,015	3,263,015	—	—
Consumer Services	2,834,606	2,834,606	—	—
Diversified Financials	1,471,267	1,471,267	—	—
Energy	3,167,421	3,167,421	—	—
Food, Beverage & Tobacco	2,009,178	2,009,178	—	—
Health Care Equipment & Services	3,010,363	3,010,363	—	—
Household & Personal Products	936,143	936,143	—	—
Insurance	5,033,235	5,033,235	—	—
Materials	4,913,732	4,913,732	—	—
Media	294,587	294,587	—	—
Pharmaceuticals, Biotechnology & Life Sciences	7,108,688	7,108,688	—	—
Real Estate	11,114,415	11,114,415	—	—
Retailing	4,644,676	4,644,676	—	—
Semiconductors & Semiconductor Equipment	1,357,020	1,357,020	—	—
Software & Services	8,923,931	8,923,931	—	—
Technology Hardware & Equipment	3,426,462	3,426,462	—	—
Telecommunication Services	1,600,142	1,600,142	—	—
Transportation	2,191,743	2,191,743	—	—
Utilities	4,046,433	4,046,433	—	—
Short-Term Investments	1,302,128	1,302,128	—	—

Total	$91,534,059	$91,534,059	$—	$—

(1)	For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small Cap Growth HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.4%
	Automobiles & Components - 1.3%
23,030	American Axle & Manufacturing Holdings, Inc.*	$354,431
44,787	Cooper Tire & Rubber Co.	1,658,015
5,394	Cooper-Standard Holding, Inc.*	387,505
11,300	Gentherm, Inc.*	469,967
216,743	Tenneco, Inc.*	11,164,432

		14,034,350

	Banks - 3.2%
379,973	EverBank Financial Corp.	5,733,793
123,970	FCB Financial Holdings, Inc. Class A*	4,123,242
280,467	First Merchants Corp.	6,610,607
100,383	Flushing Financial Corp.	2,170,280
146,965	Great Western Bancorp, Inc.	4,007,736
13,638	HomeStreet, Inc.*	283,807
9,442	LendingTree, Inc.*	923,239
457,550	MGIC Investment Corp.*	3,509,408
107,171	Sandy Spring Bancorp, Inc.	2,982,569
216,260	Sterling Bancorp	3,445,022
28,799	Walker & Dunlop, Inc.*	698,952

		34,488,655

	Capital Goods - 7.9%
224,200	AAON, Inc.	6,277,600
16,000	Aegion Corp.*	337,440
49,182	Aerojet Rocketdyne Holdings, Inc.*	805,601
194,328	Altra Industrial Motion Corp.	5,398,432
19,483	American Woodmark Corp.*	1,453,237
10,100	Apogee Enterprises, Inc.	443,289
10,092	Argan, Inc.	354,835
144,778	Astronics Corp.*	5,523,281
143,579	AZZ, Inc.	8,126,571
26,622	Comfort Systems USA, Inc.	845,781
22,000	Continental Building Products, Inc.*	408,320
11,800	Douglas Dynamics, Inc.	270,338
12,600	DXP Enterprises, Inc.*	221,256
15,819	Dycom Industries, Inc.*	1,023,015
27,956	Encore Wire Corp.	1,088,327
8,200	EnerSys	456,904
43,919	Esterline Technologies Corp.*	2,813,890
202,795	Generac Holdings, Inc.*	7,552,086
70,961	General Cable Corp.	866,434
27,002	Global Brass & Copper Holdings, Inc.	673,700
134,593	Heico Corp. Class A	6,406,627
21,145	Hyster-Yale Materials Handling, Inc.	1,408,257
62,676	Lennox International, Inc.	8,473,168
12,500	Lydall, Inc.*	406,500
120,224	Meritor, Inc.*	969,005
73,510	Taser International, Inc.*	1,443,001
63,782	Teledyne Technologies, Inc.*	5,621,746
102,512	Toro Co.	8,828,333
30,647	Trex Co., Inc.*	1,468,911
112,276	Triumph Group, Inc.	3,534,448
79,543	Wabash National Corp.*	1,049,968

		84,550,301

	Commercial & Professional Services - 3.9%
18,113	Brink’s Co.	608,416
150,449	Deluxe Corp.	9,401,558
190,504	Exponent, Inc.	9,717,609
104,589	GP Strategies Corp.*	2,865,739
63,473	Herman Miller, Inc.	1,960,681
13,903	Insperity, Inc.	719,202
43,630	Interface, Inc.	808,900
25,119	Korn/Ferry International	710,616

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

183,181	On Assignment, Inc.*	$6,763,043
60,523	RPX Corp.*	681,489
30,200	TriNet Group, Inc.*	433,370
17,000	TrueBlue, Inc.*	444,550
8,769	UniFirst Corp.	956,873
110,092	WageWorks, Inc.*	5,571,756

		41,643,802

	Consumer Durables & Apparel - 5.1%
198,953	G-III Apparel Group Ltd.*	9,726,812
17,564	Helen of Troy Ltd.*	1,821,211
381,567	Kate Spade & Co.*	9,737,590
18,879	Movado Group, Inc.	519,739
47,273	Nautilus, Inc.*	913,314
88,537	Oxford Industries, Inc.	5,952,342
67,327	Smith & Wesson Holding Corp.*	1,792,245
263,147	Steven Madden Ltd.*	9,746,965
16,781	Sturm Ruger & Co., Inc.	1,147,485
177,570	TopBuild Corp.*	5,280,932
140,233	Vista Outdoor, Inc.*	7,279,495
42,805	ZAGG, Inc.*	385,673

		54,303,803

	Consumer Services - 5.6%
13,300	American Public Education, Inc.*	274,379
8,565	BJ’s Restaurants, Inc.*	356,047
506,970	Bloomin’ Brands, Inc.	8,552,584
30,811	Boyd Gaming Corp.*	636,555
102,240	Brinker International, Inc.	4,697,928
23,248	Capella Education Co.	1,223,775
26,101	Chuy’s Holdings, Inc.*	810,958
337,070	Del Frisco’s Restaurant Group, Inc.*	5,588,621
12,068	Domino’s Pizza, Inc.	1,591,286
127,430	Dunkin’ Brands Group, Inc.	6,010,873
42,142	Grand Canyon Education, Inc.*	1,801,149
51,318	Isle of Capri Casinos, Inc.*	718,452
482,228	La Quinta Holdings, Inc.*	6,027,850
118,968	Marriott Vacations Worldwide Corp.	8,030,340
117,192	Papa John’s International, Inc.	6,350,635
21,809	Sonic Corp.	766,804
13,789	Strayer Education, Inc.*	672,214
3,104	Vail Resorts, Inc.	415,005
25,910	Weight Watchers International, Inc.*	376,472
196,440	Wingstop, Inc.*	4,455,259

		59,357,186

	Diversified Financials - 1.8%
119,783	Evercore Partners, Inc. Class A	6,198,770
207,807	HFF, Inc. Class A	5,720,927
60,381	KCG Holdings, Inc. Class A*	721,553
50,187	MarketAxess Holdings, Inc.	6,264,843

		18,906,093

	Energy - 1.1%
53,472	Alon USA Energy, Inc.	551,831
32,899	CVR Energy, Inc.	858,664
11,737	Matrix Service Co.*	207,745
48,858	Pioneer Energy Services Corp.*	107,488
14,415	REX American Resources Corp.*	799,600
267,149	RSP Permian, Inc.*	7,758,007
51,651	Western Refining, Inc.	1,502,527

		11,785,862

	Food & Staples Retailing - 2.5%
106,114	Casey’s General Stores, Inc.	12,024,838
16,078	Fresh Market, Inc.*	458,705
13,508	Ingles Markets, Inc. Class A	506,550
293,396	Natural Grocers by Vitamin Cottage, Inc.*	6,240,533

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

89,539	PriceSmart, Inc.	$7,573,209

		26,803,835

	Food, Beverage & Tobacco - 2.1%
22,400	Cal-Maine Foods, Inc.	1,162,784
66,541	Dean Foods Co.	1,152,490
69,591	Pilgrim’s Pride Corp.*	1,767,611
112,593	Post Holdings, Inc.*	7,743,021
13,700	Sanderson Farms, Inc.	1,235,466
100,855	TreeHouse Foods, Inc.*	8,749,171

		21,810,543

	Health Care Equipment & Services - 9.6%
23,397	ABIOMED, Inc.*	2,218,270
97,325	Acadia Healthcare Co., Inc.*	5,363,581
6,000	Amedisys, Inc.*	290,040
7,305	Amsurg Corp.*	544,953
148,710	Anika Therapeutics, Inc.*	6,650,311
16,794	Atrion Corp.	6,639,676
17,131	Centene Corp.*	1,054,756
14,047	Chemed Corp.	1,902,666
6,300	Computer Programs & Systems, Inc.	328,356
140,600	Cynosure, Inc. Class A*	6,203,272
61,937	DexCom, Inc.*	4,206,142
375,504	Globus Medical, Inc. Class A*	8,918,220
44,689	HealthEquity, Inc.*	1,102,478
47,199	HeartWare International, Inc.*	1,482,993
75,451	ICU Medical, Inc.*	7,854,449
77,931	LivaNova plc*	4,206,715
21,721	Magellan Health, Inc.*	1,475,507
47,281	Masimo Corp.*	1,978,237
14,098	Medidata Solutions, Inc.*	545,734
15,700	Meridian Bioscience, Inc.	323,577
39,680	Molina Healthcare, Inc.*	2,558,963
5,900	Natus Medical, Inc.*	226,737
207,096	Omnicell, Inc.*	5,771,765
102,329	Quality Systems, Inc.	1,559,494
138,951	Team Health Holdings, Inc.*	5,809,541
36,526	Triple-S Management Corp. Class B*	908,036
100,835	U.S. Physical Therapy, Inc.	5,014,525
213,715	Vascular Solutions, Inc.*	6,952,149
113,286	WellCare Health Plans, Inc.*	10,507,276

		102,598,419

	Household & Personal Products - 0.1%
15,542	Medifast, Inc.	469,213
8,900	Natural Health Trends Corp.	295,035
5,700	Usana Health Sciences, Inc.*	692,094

		1,456,342

	Insurance - 1.7%
64,957	Ambac Financial Group, Inc.*	1,026,321
144,775	AMERISAFE, Inc.	7,606,478
9,300	Federated National Holding Co.	182,838
55,411	Greenlight Capital Re Ltd. Class A*	1,207,406
28,805	Heritage Insurance Holdings, Inc.	460,016
167,621	James River Group Holdings Ltd.	5,407,453
94,996	Maiden Holdings Ltd.	1,229,248
44,255	Universal Insurance Holdings, Inc.	787,739

		17,907,499

	Materials - 4.4%
7,498	AEP Industries, Inc.	494,868
204,642	Boise Cascade Co.*	4,240,182
73,005	Chemtura Corp.*	1,927,332
27,590	Clearwater Paper Corp.*	1,338,391
597,116	Graphic Packaging Holding Co.	7,672,941
445,255	Headwaters, Inc.*	8,833,859

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

11,602	Innospec, Inc.	$503,063
3,692	Kaiser Aluminum Corp.	312,122
27,638	Koppers Holdings, Inc.*	621,026
562,414	OMNOVA Solutions, Inc.*	3,127,022
220,124	PolyOne Corp.	6,658,751
37,359	Schweitzer-Mauduit International, Inc.	1,176,061
118,301	Silgan Holdings, Inc.	6,290,064
23,260	Stepan Co.	1,286,045
21,232	Trinseo S.A.*	781,550
13,490	U.S. Concrete, Inc.*	803,734
25,133	Worthington Industries, Inc.	895,740

		46,962,751

	Media - 0.0%
13,484	Sinclair Broadcast Group, Inc. Class A	414,633

	Pharmaceuticals, Biotechnology & Life Sciences - 11.4%
113,425	Acorda Therapeutics, Inc.*	3,000,091
256,418	Aerie Pharmaceuticals, Inc.*	3,118,043
48,779	Agios Pharmaceuticals, Inc.*	1,980,427
197,160	Alder Biopharmaceuticals, Inc.*	4,828,448
309,390	Amicus Therapeutics, Inc.*	2,614,345
92,977	Anacor Pharmaceuticals, Inc.*	4,969,621
342,340	Aratana Therapeutics, Inc.*	1,889,717
349,917	BioCryst Pharmaceuticals, Inc.*	990,265
26,432	BioSpecifics Technologies Corp.*	920,362
31,543	Cambrex Corp.*	1,387,892
184,404	Cepheid*	6,151,717
97,720	Cytokinetics, Inc.*	688,926
7,190	Eagle Pharmaceuticals, Inc.*	291,195
66,394	Emergent Biosolutions, Inc.*	2,413,422
35,829	Enanta Pharmaceuticals, Inc.*	1,052,298
36,892	FibroGen, Inc.*	785,431
171,874	Five Prime Therapeutics, Inc.*	6,983,241
169,320	Flexion Therapeutics, Inc.*	1,557,744
222,200	Geron Corp.*	648,824
114,085	GlycoMimetics, Inc.*	679,947
106,280	ImmunoGen, Inc.*	905,506
23,465	INC Research Holdings, Inc. Class A*	966,993
35,163	Innoviva, Inc.	442,702
61,369	Insys Therapeutics, Inc.*	981,290
201,231	Intersect ENT, Inc.*	3,823,389
90,829	Ironwood Pharmaceuticals, Inc.*	993,669
7,596	Kite Pharma, Inc.*	348,732
40,744	Luminex Corp.*	790,434
159,247	Medicines Co.*	5,059,277
60,862	MiMedx Group, Inc.*	531,934
60,523	Myriad Genetics, Inc.*	2,265,376
135,670	Neurocrine Biosciences, Inc.*	5,365,748
40,636	NewLink Genetics Corp.*	739,575
64,932	Northwest Biotherapeutics, Inc.*	94,801
723,113	Novavax, Inc.*	3,731,263
96,977	Ophthotech Corp.*	4,099,218
398,505	Orexigen Therapeutics, Inc.*	224,239
228,888	Otonomy, Inc.*	3,415,009
166,565	PAREXEL International Corp.*	10,448,622
500,880	PDL Biopharma, Inc.	1,667,930
18,300	Pfenex, Inc.*	179,889
155,227	Portola Pharmaceuticals, Inc.*	3,166,631
25,443	PRA Health Sciences, Inc.*	1,087,943
39,876	Prestige Brands Holdings, Inc.*	2,128,980
36,100	Progenics Pharmaceuticals, Inc.*	157,396
144,541	PTC Therapeutics, Inc.*	930,844
221,676	Relypsa, Inc.*	3,003,710
68,900	Sangamo BioSciences, Inc.*	416,845
151,830	Sciclone Pharmaceuticals, Inc.*	1,670,130
98,804	Spectrum Pharmaceuticals, Inc.*	628,393

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

54,917	Sucampo Pharmaceuticals, Inc. Class A*	$600,243
58,419	Supernus Pharmaceuticals, Inc.*	890,890
119,094	TESARO, Inc.*	5,243,709
71,977	Ultragenyx Pharmaceutical, Inc.*	4,556,864
379,851	XenoPort, Inc.*	1,713,128
152,214	ZIOPHARM Oncology, Inc.*	1,129,428

		121,352,686

	Real Estate - 2.0%
25,382	Altisource Portfolio Solutions S.A. REIT*	612,975
90,381	Apollo Residential Mortgage, Inc. REIT	1,212,913
58,065	CareTrust, Inc. REIT	737,426
143,619	Coresite Realty Corp. REIT	10,054,766
43,560	Omega Healthcare Investors, Inc. REIT	1,537,668
49,290	RLJ Lodging Trust REIT	1,127,755
32,767	Sabra Healthcare, Inc. REIT	658,289
384,082	Sunstone Hotel Investors, Inc. REIT	5,377,148

		21,318,940

	Retailing - 5.2%
97,176	American Eagle Outfitters, Inc.	1,619,924
13,187	Big Lots, Inc.	597,239
31,289	Buckle, Inc.	1,059,758
238,901	Burlington Stores, Inc.*	13,435,792
8,142	Cato Corp. Class A	313,874
29,184	Chico’s FAS, Inc.	387,272
78,531	Core-Mark Holding Co., Inc.	6,404,988
265,552	DSW, Inc. Class A	7,339,857
60,451	Express, Inc.*	1,294,256
189,688	Five Below, Inc.*	7,841,702
68,010	Francescas Holding Corp.*	1,303,072
49,071	Hibbett Sports, Inc.*	1,761,649
148,230	HSN, Inc.	7,753,911
19,400	Outerwall, Inc.	717,606
26,063	Overstock.com, Inc.*	374,786
17,100	PetMed Express, Inc.	306,261
104,496	Pier 1 Imports, Inc.	732,517
56,733	Select Comfort Corp.*	1,100,053
47,660	Tile Shop Holdings, Inc.*	710,611
17,741	Wayfair, Inc. Class A*	766,766

		55,821,894

	Semiconductors & Semiconductor Equipment - 2.2%
15,200	Advanced Energy Industries, Inc.*	528,808
14,614	Cirrus Logic, Inc.*	532,096
399,352	Integrated Device Technology, Inc.*	8,162,755
68,550	Kulicke & Soffa Industries, Inc.*	775,986
45,525	MaxLinear, Inc. Class A*	842,212
176,887	MKS Instruments, Inc.	6,659,796
144,046	SunPower Corp.*	3,217,988
7,584	Synaptics, Inc.*	604,748
74,715	Tessera Technologies, Inc.	2,316,165

		23,640,554

	Software & Services - 18.4%
122,574	Aspen Technology, Inc.*	4,428,599
20,959	AVG Technologies N.V.*	434,899
199,104	Bottomline Technologies de, Inc.*	6,070,681
12,291	BroadSoft, Inc.*	495,942
51,922	CACI International, Inc. Class A*	5,540,077
296,875	Cardtronics, Inc.*	10,684,531
100,447	Cass Information Systems, Inc.	5,258,400
149,727	comScore, Inc.*	4,497,799
65,736	CSG Systems International, Inc.	2,968,638
47,677	Demandware, Inc.*	1,864,171
123,884	EarthLink Holdings Corp.	702,422
32,990	Ellie Mae, Inc.*	2,990,214

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

266,614	Envestnet, Inc.*	$7,251,901
119,476	EPAM Systems, Inc.*	8,921,273
4,500	Euronet Worldwide, Inc.*	333,495
239,409	Everyday Health, Inc.*	1,340,690
189,113	Exlservice Holdings, Inc.*	9,796,053
102,630	Fair Isaac Corp.	10,888,017
490,004	Five9, Inc.*	4,356,136
147,404	Fleetmatics Group plc*	6,000,817
40,002	Gigamon, Inc.*	1,240,862
12,649	Globant S.A.*	390,348
131,643	Guidewire Software, Inc.*	7,171,911
23,719	Heartland Payment Systems, Inc.	2,290,544
99,015	HubSpot, Inc.*	4,319,034
26,511	Imperva, Inc.*	1,338,805
146,529	j2 Global, Inc.	9,023,256
24,350	LogMeIn, Inc.*	1,228,701
21,957	Luxoft Holding, Inc.*	1,208,294
150,059	Manhattan Associates, Inc.*	8,533,855
104,125	Marketo, Inc.*	2,037,726
155,842	MAXIMUS, Inc.	8,203,523
11,697	MicroStrategy, Inc. Class A*	2,102,185
47,041	NeuStar, Inc. Class A*	1,157,209
16,200	NIC, Inc.	292,086
157,202	Paycom Software, Inc.*	5,596,391
30,960	Pegasystems, Inc.	785,765
6,120	Proofpoint, Inc.*	329,134
132,772	PTC, Inc.*	4,402,720
81,680	Q2 Holdings, Inc.*	1,963,587
2,654	Stamps.com, Inc.*	282,067
69,836	Sykes Enterprises, Inc.*	2,107,650
52,381	Take-Two Interactive Software, Inc.*	1,973,192
192,620	Textura Corp.*	3,588,511
64,503	Tyler Technologies, Inc.*	8,295,731
154,614	Verint Systems, Inc.*	5,161,015
107,033	Web.com Group, Inc.*	2,121,394
101,503	WebMD Health Corp.*	6,357,133
71,990	WEX, Inc.*	6,001,086
83,039	Wix.com Ltd.*	1,683,201

		196,011,671

	Technology Hardware & Equipment - 2.9%
20,400	Alliance Fiber Optic Products, Inc.*	301,716
125,194	CDW Corp. of Delaware	5,195,551
44,342	Ciena Corp.*	843,385
29,510	Cray, Inc.*	1,236,764
14,881	DTS, Inc.*	324,108
56,603	ePlus, Inc.*	4,557,108
71,567	FEI Co.	6,370,179
58,676	Ixia*	731,103
185,586	NetScout Systems, Inc.*	4,262,910
6,693	Plantronics, Inc.	262,299
70,830	Rogers Corp.*	4,240,592
43,689	Ubiquiti Networks, Inc.*	1,453,533
10,084	Universal Display Corp.*	545,544

		30,324,792

	Telecommunication Services - 0.5%
168,300	Cincinnati Bell, Inc.*	651,321
36,800	IDT Corp. Class B	573,712
58,459	Inteliquent, Inc.	938,267
560,156	Vonage Holdings Corp.*	2,559,913

		4,723,213

	Transportation - 1.5%
7,425	Alaska Air Group, Inc.	608,998
11,683	Allegiant Travel Co.	2,080,275
202,222	Celadon Group, Inc.	2,119,287

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

54,900	Hawaiian Holdings, Inc.*		$2,590,731
21,200	JetBlue Airways Corp.*		447,744
150,655	Knight Transportation, Inc.		3,939,628
147,512	Marten Transport Ltd.		2,761,425
14,973	Saia, Inc.*		421,490
15,581	Werner Enterprises, Inc.		423,180

			15,392,758

	Total Common Stocks (cost $1,021,203,309)		1,005,610,582

Warrants - 0.0%
	Diversified Financials - 0.0%
891	Imperial Holdings, Inc. Expires 4/11/19*(1)(2)		—

	Total Warrants (cost $—)		—

Exchange Traded Funds - 3.9%
	Other Investment Pools & Funds - 3.9%
313,770	iShares Russell 2000 Growth ETF		41,631,004

	Total Exchange Traded Funds (cost $43,821,914)		41,631,004

	Total Long-Term Investments (cost $1,065,025,223)		1,047,241,586

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
17,808,910	Federated Prime Obligations Fund		17,808,910

	Total Short-Term Investments (cost $17,808,910)		17,808,910

	Total Investments (cost $1,082,834,133)^	100.0%	$1,065,050,496
	Other Assets and Liabilities	0.0%	(210,550)

	Total Net Assets	100.0%	$1,064,839,946

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$94,985,120
Unrealized Depreciation	(112,768,757)

Net Unrealized Depreciation	$(17,783,637)

*	Non-income producing.

(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2016, the aggregate fair value of this security was $0, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
12/2014	891	Imperial Holdings, Inc. Warrants	$—

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

At March 31, 2016, the aggregate value of this security was $0, which represents 0.0% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(2)
Assets
Common Stocks
Automobiles & Components	$14,034,350	$14,034,350	$—	$—
Banks	34,488,655	34,488,655	—	—
Capital Goods	84,550,301	84,550,301	—	—
Commercial & Professional Services	41,643,802	41,643,802	—	—
Consumer Durables & Apparel	54,303,803	54,303,803	—	—
Consumer Services	59,357,186	59,357,186	—	—
Diversified Financials	18,906,093	18,906,093	—	—
Energy	11,785,862	11,785,862	—	—
Food & Staples Retailing	26,803,835	26,803,835	—	—
Food, Beverage & Tobacco	21,810,543	21,810,543	—	—
Health Care Equipment & Services	102,598,419	102,598,419	—	—
Household & Personal Products	1,456,342	1,456,342	—	—
Insurance	17,907,499	17,907,499	—	—
Materials	46,962,751	46,962,751	—	—
Media	414,633	414,633	—	—
Pharmaceuticals, Biotechnology & Life Sciences	121,352,686	121,352,686	—	—
Real Estate	21,318,940	21,318,940	—	—
Retailing	55,821,894	55,821,894	—	—
Semiconductors & Semiconductor Equipment	23,640,554	23,640,554	—	—
Software & Services	196,011,671	196,011,671	—	—
Technology Hardware & Equipment	30,324,792	30,324,792	—	—
Telecommunication Services	4,723,213	4,723,213	—	—
Transportation	15,392,758	15,392,758	—	—
Warrants	—	—	—	—
Exchange Traded Funds	41,631,004	41,631,004	—	—
Short-Term Investments	17,808,910	17,808,910	—	—

Total	$1,065,050,496	$1,065,050,496	$—	$—

(1) For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Level 3 securities were not considered significant to the Portfolio.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 21.5%
	Asset-Backed - Automobile - 2.1%
	Capital Auto Receivables Asset Trust
$2,595,000	2.22%, 01/22/2019	$2,605,212
	Drive Auto Receivables Trust
3,430,000	2.12%, 06/17/2019(1)	3,431,566
	Huntington Automotive Trust
1,240,000	1.07%, 02/15/2018	1,239,100
	Westlake Automobile Receivables Trust
3,350,000	3.40%, 01/15/2021(1)	3,282,603

		10,558,481

	Asset-Backed - Finance & Insurance - 9.8%
	Ares CLO Ltd.
4,755,000	2.07%, 04/20/2023(1)(2)	4,641,493
3,135,000	2.14%, 04/17/2026(1)(2)	3,119,403
	Avalon IV Capital Ltd.
1,205,000	2.14%, 04/17/2023(1)(2)	1,194,532
	Cal Funding II Ltd.
3,331,167	3.47%, 10/25/2027(1)	3,203,385
	Dryden Senior Loan Fund
4,085,000	1.97%, 04/18/2026(1)(2)	4,043,819
	Flatiron CLO Ltd.
2,000,000	2.52%, 07/17/2026(1)(2)	1,933,500
	Ford Credit Floorplan Master Owner Trust
695,000	2.32%, 01/15/2019	700,235
	Green Tree Agency Advance Funding Trust
1,405,000	2.30%, 10/15/2046(1)	1,403,202
	ING Investment Management CLO Ltd.
3,400,000	2.19%, 03/14/2022(1)(2)	3,358,942
	Limerock CLO
3,400,000	2.12%, 04/18/2026(1)(2)	3,346,603
	Madison Park Funding Ltd.
3,400,000	1.90%, 10/23/2025(1)(2)	3,358,680
	Magnetite CLO Ltd.
2,990,000	2.57%, 07/25/2026(1)(2)	2,935,325
	Ocwen Master Advance Receivables Trust
2,220,000	2.54%, 09/17/2046(1)	2,218,770
	SpringCastle America Funding LLC
2,418,479	2.70%, 05/25/2023(1)	2,408,517
	Springleaf Funding Trust
2,751,765	2.41%, 12/15/2022(1)	2,744,346
4,720,000	3.16%, 11/15/2024(1)	4,670,677
	Structured Asset Securities Corp.
1,072,993	1.93%, 02/25/2033(2)	1,066,072
	TAL Advantage LLC
3,133,250	2.83%, 02/22/2038(1)	2,948,635
	Voya CLO Ltd.
1,370,000	2.07%, 07/17/2026(1)(2)	1,357,918

		50,654,054

	Asset-Backed - Home Equity - 0.2%
	Master Asset Backed Securities Trust
7,634	3.13%, 05/25/2033(2)	7,611
	Morgan Stanley Asset Backed Securities Capital I
1,049,768	1.93%, 11/25/2032(2)	1,031,780

		1,039,391

	Commercial Mortgage - Backed Securities - 2.8%
	CSAIL Commercial Mortgage Trust
2,140,000	3.50%, 06/15/2057	2,248,268
5,100,000	3.72%, 08/15/2048	5,440,320
	FREMF Mortgage Trust
2,050,000	3.82%, 06/25/2047(1)(2)	2,089,044

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

	New Residential Advance Receivables Trust
4,750,000	2.32%, 08/15/2046(1)	$4,744,126

		14,521,758

	Whole Loan Collateral CMO - 6.6%
	LSTAR Securities Investment Trust
$1,972,979	2.43%, 04/01/2020(1)(2)	1,913,790
4,251,500	2.44%, 05/01/2020(1)(2)	4,145,268
4,099,303	3.44%, 08/01/2020(1)(2)	3,998,374
	Morgan Stanley Dean Witter Capital I
2,207,241	1.86%, 03/25/2033(2)	1,886,971
	New Residential Mortgage Loan Trust
2,660,000	3.75%, 03/25/2056(1)(2)	2,740,446
	Sequoia Mortgage Trust
1,942,309	0.89%, 02/20/2035(2)	1,819,139
	Thornburg Mortgage Securities Trust
2,524,217	2.53%, 04/25/2045(2)	2,482,000
	Towd Point Mortgage Trust
2,805,000	2.75%, 02/25/2055(1)(2)	2,790,975
2,544,096	2.75%, 04/25/2055(1)(2)	2,541,981
121,584	2.75%, 05/25/2055(1)(2)	121,463
3,322,227	3.00%, 03/25/2054(1)(2)	3,348,523
	WaMu Mortgage Pass-Through Certificates
2,209,512	2.43%, 10/25/2035(2)	2,078,461
2,046,285	2.49%, 03/25/2033(2)	2,027,741
	Wells Fargo Mortgage Backed Securities Trust
2,052,445	2.63%, 09/25/2033(2)	2,027,836

		33,922,968

	Total Asset & Commercial Mortgage Backed Securities (cost $111,156,743)	110,696,652

U.S. Government Agencies - 49.8%
	FHLMC - 12.2%
5,455,946	0.81%, 04/25/2020(2)	5,409,502
10,554,253	1.57%, 01/25/2022	10,616,737
915,514	3.00%, 03/15/2033(3)	116,650
149,160	3.00%, 08/01/2045	152,850
227,510	3.00%, 09/01/2045	233,137
1,863,104	3.00%, 10/01/2045	1,909,190
8,076,620	3.00%, 12/01/2045	8,276,403
8,700,000	3.00%, 04/01/2046(4)	8,907,984
6,205,000	3.50%, 11/15/2025	6,743,951
1,600,000	3.50%, 03/01/2046	1,676,156
536,999	4.00%, 06/01/2044	573,401
200,000	4.00%, 04/01/2046(4)	213,453
74,310	4.50%, 12/01/2018	76,916
4,144,930	4.50%, 05/15/2034	4,462,230
7,435	5.50%, 06/01/2034	8,352
60,864	5.50%, 10/01/2035	68,405
104,144	5.50%, 04/01/2037	116,221
1,228,202	5.50%, 12/01/2037	1,369,284
452,418	5.50%, 04/01/2038	506,342
30,299	5.50%, 05/01/2038	33,967
2,460,593	5.50%, 08/01/2038	2,754,511
4,793	5.50%, 12/01/2039	5,359
65,830	6.00%, 10/01/2021	74,501
84,812	6.00%, 10/01/2022	95,984
106,725	6.00%, 01/01/2028	122,137
32,705	6.00%, 04/15/2028	37,065
64,751	6.00%, 05/15/2028(5)	73,700
77,506	6.00%, 11/15/2028	88,356
139,193	6.00%, 12/15/2028	158,648
294,572	6.00%, 01/15/2029	336,251
68,362	6.00%, 02/15/2029	78,300
73,812	6.00%, 03/15/2029	83,689
48,950	6.00%, 05/15/2029	55,973

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$12,170	6.00%, 06/15/2029	$13,970
3,390	6.00%, 03/15/2031	3,885
139,276	6.00%, 04/15/2031	158,975
68,682	6.00%, 10/15/2031	79,157
74,610	6.00%, 12/01/2031	85,952
498,797	6.00%, 12/15/2031(5)	569,704
607,468	6.00%, 12/15/2031	694,263
24,624	6.00%, 05/15/2032	27,898
1,374,846	6.00%, 06/15/2032	1,560,473
1,156,996	6.00%, 09/15/2032	1,314,960
114,732	6.00%, 10/15/2032	132,915
838	6.00%, 11/01/2032	964
79,020	6.00%, 11/15/2032	90,233
16,204	6.00%, 04/01/2033	18,347
24,206	6.00%, 09/01/2034	27,861
9,698	6.50%, 02/01/2017	9,853
9,868	6.50%, 04/01/2028	11,377
448,058	6.50%, 08/15/2028	500,352
1,097,611	6.50%, 05/15/2032	1,260,694
151,301	6.50%, 08/01/2032	181,493
339,400	6.50%, 09/01/2032	391,725
28,318	7.00%, 10/01/2026	29,612
5,805	7.00%, 03/01/2027	6,601
4,448	7.00%, 12/01/2027	4,597
1,448	7.00%, 02/01/2029	1,730
1,010	7.00%, 05/01/2029	1,160
2,114	7.00%, 09/01/2029	2,408
762	7.00%, 02/01/2031	926
118,886	7.00%, 04/01/2032	141,794
63,058	7.00%, 05/01/2032	64,848
79,491	7.00%, 06/01/2032	93,598
141,690	7.00%, 11/01/2032	167,600
4,107	7.50%, 05/01/2024	4,725
734	7.50%, 06/01/2024	744
2,129	7.50%, 06/01/2025	2,368
6,113	8.00%, 08/01/2024	6,386
5,739	8.00%, 09/01/2024	6,014
8,327	8.00%, 10/01/2024	8,773
218	8.50%, 10/01/2024	219
968	10.00%, 11/01/2020	973

		63,115,732

	FNMA - 36.1%
8,086,139	1.49%, 03/01/2018	8,142,636
3,517,990	2.22%, 10/01/2022	3,588,241
6,280,566	2.25%, 10/01/2022	6,417,444
3,543,001	2.31%, 10/01/2022	3,631,940
4,100,000	2.50%, 04/01/2031(4)	4,208,906
2,029,116	2.56%, 01/01/2019	2,087,630
1,541,624	2.65%, 07/01/2019	1,593,584
2,500,000	2.68%, 05/01/2025	2,566,449
4,000,004	3.00%, 01/01/2030	4,180,520
2,000,001	3.00%, 09/01/2030	2,090,260
99,999	3.00%, 12/01/2030	104,512
3,481,633	3.00%, 03/01/2043	3,579,314
13,150,336	3.00%, 08/01/2043	13,517,260
7,745,132	3.11%, 10/01/2021	8,218,954
273,491	3.41%, 11/01/2020	292,906
229,126	3.50%, 11/01/2020	247,018
17,101,299	3.50%, 04/25/2044	18,214,437
4,656,822	3.50%, 01/01/2046	4,887,909
10,900,000	3.50%, 04/01/2046(4)	11,428,395
1,035,050	3.59%, 09/01/2030	1,085,345
7,543,667	3.74%, 06/01/2018	7,835,732
626,182	4.00%, 08/01/2045	672,663
3,469,148	4.00%, 11/01/2045	3,713,663

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$16,350,000	4.00%, 04/01/2046(4)	$17,468,953
2,329,859	4.50%, 10/01/2040	2,542,486
1,052,386	4.50%, 10/01/2041	1,146,182
2,956,442	4.50%, 01/01/2043	3,224,844
968,455	4.50%, 09/01/2043	1,053,544
29,525,000	4.50%, 04/01/2046(4)	32,126,891
83,666	5.00%, 08/01/2018	86,603
240,217	5.00%, 10/01/2018	248,701
231,327	5.00%, 06/01/2025	250,941
647,560	5.46%, 05/25/2042(2)(3)	77,491
14,457	5.50%, 11/01/2016	14,523
24,853	5.50%, 10/01/2017	25,480
20,026	5.50%, 12/01/2017	20,511
112,422	5.50%, 04/01/2018	115,260
78,225	5.50%, 06/01/2018	80,164
6,418	5.50%, 07/01/2018	6,659
1,006,887	5.50%, 08/01/2019	1,062,427
349,061	6.00%, 10/01/2023	397,749
43,375	6.00%, 10/25/2028	49,455
15,780	6.00%, 11/25/2028	18,020
64,345	6.00%, 04/25/2029	73,402
1,030	6.00%, 05/01/2029	1,186
52,393	6.00%, 05/25/2029	59,723
44,035	6.00%, 06/25/2029	50,234
95,463	6.00%, 07/25/2029	108,938
520,078	6.00%, 05/25/2031(5)	596,434
167,844	6.00%, 09/25/2031	192,861
41,438	6.00%, 11/25/2031	47,304
649,545	6.00%, 12/25/2031	742,541
286,248	6.00%, 01/01/2032	328,916
417	6.00%, 04/01/2032	476
541	6.00%, 05/01/2032	625
2,587	6.00%, 09/25/2032	2,881
101,659	6.00%, 11/01/2032	115,838
67,815	6.00%, 02/01/2033	78,219
369,140	6.00%, 03/01/2033	427,209
1,202,601	6.00%, 05/01/2033	1,390,484
13,225	6.00%, 08/01/2034	15,069
213,728	6.00%, 01/01/2035	245,187
4,003,726	6.00%, 02/01/2037	4,574,581
51	6.50%, 04/01/2024	59
230	6.50%, 04/01/2027	263
18,189	6.50%, 04/01/2028	20,802
323	6.50%, 05/01/2028	369
10,117	6.50%, 10/01/2028	11,762
209,701	6.50%, 11/01/2028	244,630
106,762	6.50%, 12/01/2028	125,246
548,751	6.50%, 06/25/2029(5)	609,114
365,340	6.50%, 08/01/2029	423,130
15	6.50%, 09/01/2029	18
963	6.50%, 11/01/2030	1,101
7,523	6.50%, 05/01/2031	8,806
277,021	6.50%, 10/25/2031	313,437
1,682,490	6.50%, 08/01/2032	1,998,287
57,125	6.50%, 09/01/2032	65,334
34	7.00%, 08/01/2016	34
16,468	7.00%, 06/01/2017	16,621
1,219	7.00%, 11/01/2031	1,393
352	7.00%, 12/01/2031	362
302,312	7.00%, 02/01/2032	361,729
11,142	7.50%, 06/01/2023	12,507
2,692	8.00%, 10/01/2029	3,294
119	8.00%, 03/01/2030	123
9,343	8.00%, 04/01/2030	11,793
33	8.00%, 06/01/2030	33
23,180	8.00%, 10/01/2030	29,720

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

$28,442	8.00%, 12/01/2030	$33,035
384	8.50%, 04/01/2017	392
261	9.00%, 08/01/2020	283
21,613	9.00%, 09/01/2021	21,910

		185,690,297

	GNMA - 1.5%
339,554	4.00%, 01/20/2044(3)	79,505
1,273,967	5.00%, 01/20/2034	1,407,939
1,471,678	5.50%, 09/20/2033	1,626,680
630,247	6.00%, 01/15/2033	725,064
419,050	6.00%, 02/15/2033	484,713
54,703	6.50%, 12/15/2028	64,596
41,693	6.50%, 05/15/2029	49,637
641,006	6.50%, 05/16/2031	750,510
60,710	6.50%, 09/15/2031	70,066
253,024	6.50%, 10/15/2031	289,637
278,503	6.50%, 11/15/2031	319,130
355,079	6.50%, 01/15/2032	407,134
20,623	7.00%, 06/20/2030	23,528
20,267	7.00%, 05/15/2032	23,810
48,536	7.00%, 07/15/2032	55,061
122,605	7.00%, 09/15/2032	132,733
673,412	7.00%, 10/15/2032	784,961
2,254	7.50%, 04/15/2022	2,262
4,279	7.50%, 01/15/2023	4,325
982	7.50%, 05/15/2023	1,069
6,455	7.50%, 06/15/2023	7,067
1,783	7.50%, 07/15/2023	1,790
18,537	7.50%, 08/15/2023	18,944
7,588	7.50%, 09/15/2023	7,645
11,497	7.50%, 10/15/2023	12,021
22,694	7.50%, 11/15/2023	24,415
9,088	7.50%, 12/15/2023	9,380
10,245	7.50%, 02/15/2024	10,674
2,810	7.50%, 04/15/2024	2,842
2,543	7.50%, 05/15/2024	2,572
70,840	7.50%, 07/15/2027	77,623
55,340	7.50%, 04/20/2030	66,775
110	8.50%, 09/15/2019	110
10,151	8.50%, 09/15/2024	11,511
1,250	8.50%, 06/15/2029	1,335
169	8.50%, 09/15/2029	170
6,486	8.50%, 10/15/2029	7,021
2,804	8.50%, 01/15/2030	3,248
8,851	8.50%, 02/15/2030	8,974
973	8.50%, 03/15/2030	1,054

		7,577,531

	Total U.S. Government Agencies (cost $251,286,657)	256,383,560

U.S. Government Securities - 38.8%
	Other Direct Federal Obligations - 20.6%
	FHLB - 20.6%
18,810,000	1.75%, 12/14/2018	19,247,690
4,825,000	1.88%, 08/01/2019	4,953,157
19,965,000	4.13%, 03/13/2020	22,183,670
26,000,000	5.25%, 12/09/2022	31,694,624
27,675,000	5.38%, 05/18/2016	27,856,161

		105,935,302

	U.S. Treasury Securities - 18.2%
	U.S. Treasury Notes - 18.2%
19,144,387	1.38%, 01/15/2020(6)	20,494,717
25,575,000	2.00%, 08/15/2025	26,066,526
45,000,000	2.25%, 11/15/2025	46,833,390

		93,394,633

	Total U.S. Government Securities (cost $194,049,031)	199,329,935

	Total Long-Term Investments (cost $556,492,431)	566,410,147

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

Short-Term Investments - 4.0%
	Other Investment Pools & Funds - 4.0%
20,897,814	Fidelity Money Market Class 1		$	20,897,814

	Total Short-Term Investments (cost $20,897,814)			20,897,814

	Total Investments (cost $577,390,245)^	114.1%	$	587,307,961
	Other Assets and Liabilities	(14.1)%		(72,695,263)

	Total Net Assets	100.0%	$	514,612,698

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$11,365,550
Unrealized Depreciation	(1,447,834)

Net Unrealized Appreciation	$9,917,716

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2016, the aggregate value of these securities was $84,035,906, which represents 16.3% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2016.
(3)	Securities disclosed are interest-only strip.
(4)	Represents or includes a TBA transaction.
(5)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(6)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Futures Contracts Outstanding at March 31, 2016

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	46	06/21/2016	$5,981,297	$5,997,969	$16,672
U.S. Treasury 10-Year Ultra Future	39	06/21/2016	5,464,141	5,489,250	25,109
U.S. Treasury Long Bond Future	19	06/21/2016	3,116,564	3,124,312	7,748

Total					$49,529

Short position contracts:
U.S. Treasury 5-Year Note Future	195	06/30/2016	$23,547,324	$23,626,992	$(79,668)

Total futures contracts					$(30,139)

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2016 (Unaudited)

TBA Sale Commitments Outstanding at March 31, 2016

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 5.50%	$4,300,000	04/13/2046	$(4,778,375)	$13,438
FNMA, 3.00%	16,500,000	04/01/2046	(16,925,390)	(90,234)
GNMA, 3.50%	5,000,000	04/01/2046	(5,284,375)	(42,969)

Total (proceeds $26,868,375)			$(26,988,140)	$(119,765)

At March 31, 2016, the aggregate market value of these securities represents (5.2)% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$110,696,652	$—	$110,696,652	$—
U.S. Government Agencies	256,383,560	—	256,383,560	—
U.S. Government Securities	199,329,935	—	199,329,935	—
Short-Term Investments	20,897,814	20,897,814	—	—
Futures Contracts(2)	49,529	49,529	—	—

Total	$587,357,490	$20,947,343	$566,410,147	$—

Liabilities
Futures Contracts(2)	$(79,668)	$(79,668)	$—	$—
TBA Sale Commitments	(26,988,140)	—	(26,988,140)	—

Total	$(27,067,808)	$(79,668)	$(26,988,140)	$—

(1) For the three-month period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford HLS Series Fund II, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities or other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests) and non-exchange traded derivatives held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: May 25, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 25, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: May 25, 2016	By:	/s/ Michael J. Flook
Michael J. Flook
Vice President, Treasurer and Controller